Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Active Commodities Strategy Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001600215
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2014
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014